Asset Retirement Obligations (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Future inflation factor used in the calculation of the asset retirement obligations	2.00%	2.00%	2.00%	2.00%	2.00%
Credit adjusted risk-free interest rate for the calculation of the asset retirement obligations	6.50%	6.50%	6.80%	7.50%	8.60%
Asset retirement obligations rollforward
Asset retirement obligations, beginning of the period	$ 151,974	$ 151,974	$ 71,142	$ 42,945
Liabilities added from acquisitions			63,663	19,853
Liabilities added from drilling	590	1,575	1,799	1,277
Asset Retirement Obligations, Liabilities Associated With Assets Sold		1,092
Current year accretion expense	2,764	5,575	8,550	4,140
Settlements	(1,981)	(2,687)	(3,640)	(2,218)
Revision of estimates	(269)	2,500	10,460	5,145
Asset retirement obligations, end of the period	$ 153,078	$ 157,845	$ 151,974	$ 71,142	$ 42,945